Vanguard STAR® Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2010

Important Changes to Vanguard STAR Fund

Restructuring of the Investment Advisory Team of an Underlying Fund

The board of trustees of Vanguard Explorer™ Fund, an underlying fund of Vanguard STAR Fund, has restructured the fund’s investment advisory team by removing AXA Rosenberg Investment Management LLC (AXA) from that fund’s investment advisory team and reallocating the AXA assets among some of the fund’s other advisors.

Increase to the Fund’s International Equity Allocation

As previously approved by the Fund’s board of trustees, Vanguard STAR Fund has increased its target international equity allocation as follows:

Previous International Equity	Current International Equity
Allocation	Allocation
13%	19%

The Fund’s investment objective, strategies, risks, and policies remain unchanged.

(over, please)

Prospectus Text Changes

Under the heading “Annual Total Returns,” the following text replaces similar text:

The STAR Composite Index weightings were 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup 3-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones Wilshire 5000 Composite Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital 1–5 Year U.S. Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI ACWI ex USA Index thereafter. The STAR Composite Average weightings were 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter.

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